Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (11,385,000)	$ (18,010,000)	$ (17,396,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	73,000	91,000	108,000
Stock-based compensation expense	4,153,000	3,757,000	4,098,000
Amortization of premiums and discounts on marketable securities, net	(204,000)	(341,000)	(68,000)
Write off of property and equipment and other assets	210,000	0	0
Impairment of right-of-use asset	50,000	0	0
Accrued interest included in convertible note payable	0	696,000	658,000
Changes in operating assets and liabilities:
Collaboration receivables	3,555,000	(310,000)	(867,000)
Prepaid and other current assets	642,000	480,000	(123,000)
Other assets	0	(537,000)	(872,000)
Accounts payable and accrued expenses	(2,355,000)	(5,760,000)	6,638,000
Accrued compensation	(1,992,000)	222,000	(343,000)
Deferred revenue	(12,890,000)	(15,099,000)	(25,010,000)
Lease liabilities, net	(59,000)	0	0
Deferred rent	0	(46,000)	(32,000)
Net cash used in operating activities	(20,202,000)	(34,857,000)	(33,209,000)
Investing activities
Maturities of marketable securities	44,842,000	69,685,000	81,877,000
Purchase of marketable securities	(15,494,000)	(39,637,000)	(121,723,000)
Capital expenditures	(11,000)	(66,000)	(25,000)
Net cash provided by (used in) investing activities	29,337,000	29,982,000	(39,871,000)
Financing activities
Proceeds from issuance of convertible note payable, net	0	0	12,500,000
Principal payment on promissory note	0	0	(1,000,000)
Proceeds from issuance of common stock, net	0	0	30,610,000
Repurchase of common stock	0	0	(11,203,000)
Deferred financing costs	0	(118,000)	0
Proceeds from stock issuances related to exercise of stock options and employee stock purchase plan	3,000	479,000	169,000
Net cash provided by financing activities	3,000	361,000	31,076,000
Net (decrease) increase in cash and cash equivalents	9,138,000	(4,514,000)	(42,004,000)
Cash and cash equivalents at beginning of period	11,565,000	16,079,000	58,083,000
Cash and cash equivalents at end of period	20,703,000	11,565,000	16,079,000
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	5,000
Supplemental schedule of noncash financing activities:
Conversion of convertible note payable to common stock	0	13,729,000	0
Right-of-use asset	$ 590,000	$ 0	$ 0